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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant's telephone number)

Date of fiscal year end:  March 31
Date of reporting period: June 30, 2016

Item 1. Schedule of Investments

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2016

Common Stock - 97.9%
	Shares	Value
AIRLINES - 0.6%
Spirit Airlines, Inc. (a)	13,226	$593,451

AUTO COMPONENTS - 1.2%
Motorcar Parts of America, Inc. (a)	43,206	1,174,339

BUILDING PRODUCTS - 2.4%
NCI Building Systems, Inc. (a)	38,474	615,199
Trex Company, Inc. (a)	37,800	1,697,976
		2,313,175
CAPITAL MARKETS - 1.6%
Hercules Capital, Inc.	122,636	1,523,139

CHEMICALS - 2.6%
Ferro Corporation (a)	188,035	2,515,908

COMMERCIAL BANKS - 22.4%
Ameris Bancorp	117,700	3,495,690
Astoria Financial Corporation	120,100	1,841,133
BNC Bancorp	86,200	1,957,602
Brookline Bancorp, Inc.	156,000	1,720,680
Bryn Mawr Bank Corporation	54,146	1,581,063
Central Pacific Financial Corporation	83,883	1,979,639
CoBiz Financial, Inc.	103,909	1,215,735
Colony Bankcorp, Inc. (a)	20,000	190,200
Dime Community Bancshares, Inc.	96,900	1,648,269
F.N.B. Corporation	117,880	1,478,215
International Bancshares Corporation	60,700	1,583,663
Pinnacle Financial Partners, Inc.	28,369	1,385,826
Southwest Bancorp, Inc.	88,700	1,501,691
		21,579,406
COMMERCIAL SERVICES & SUPPLIES - 0.2%
ARC Document Solutions, Inc. (a)	51,309	199,592

COMMUNICATIONS EQUIPMENT - 1.8%
Bel Fuse, Inc. Class B	96,000	1,706,880

CONSTRUCTION & ENGINEERING - 2.1%
Tutor Perini Corporation (a)	86,471	2,036,392

CONSTRUCTION MATERIALS - 1.7%
U.S. Concrete, Inc. (a)	26,760	1,629,952

DIVERSIFIED TELECOMMUNICATIONS -1.4%
Fairpoint Communications, Inc. (a)	88,873	1,304,656

ELECTRIC UTILITIES - 2.0%
ALLETE, Inc.	29,700	1,919,511

HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Natus Medical, Inc. (a)	66,220	2,503,116

HOTELS, RESTAURANTS & LEISURE - 1.6%
Papa Johns International, Inc.	22,128	1,504,704

INSURANCE - 1.4%
United Insurance Holdings Corporation	81,741	1,338,917

Internet Software & Services - 1.5%
Web.com Group, Inc.	79,400	1,443,492

IT SERVICES - 3.8%
Alliance Data Systems Corporation (a)	2,255	441,799
Cardtronics, Inc. (a)	46,183	1,838,545
Luxoft Holding, Inc. (a)	26,281	1,367,138
		3,647,482
LIFE SCIENCES TOOLS & SERVICES - 1.2%
Cambrex Corporation (a)	21,397	1,106,867

MACHINERY - 1.7%
Greenbrier Companies, Inc. (The) (b)	54,718	1,593,935

MEDIA - 10.1%
Cinemark Holdings, Inc.	48,191	1,757,044
Entravision Communications Corporation, Class A	222,064	1,492,270
IMAX Corporation (a)	88,331	2,603,998
National CineMedia, Inc.	98,995	1,532,443
Regal Entertainment Group (b)	106,911	2,356,318
		9,742,073
OIL, GAS & CONSUMABLE FUELS - 1.6%
Diamondback Energy, Inc. (a)	16,670	1,520,471

PHARMACEUTICALS - 1.5%
Phibro Animal Health Corporation	76,800	1,433,088

PROFESSIONAL SERVICES - 2.1%
Kforce, Inc. (a)	119,694	2,021,632

REAL ESTATE TRUSTS (REITS) - 15.1%
Brandywine Realty Trust	27,912	468,922
DuPont Fabros Technology, Inc.	49,205	2,339,206
Education Realty Trust, Inc. (a)	58,957	2,720,276
EPR Properties	53,410	4,309,119
Hersha Hospitality Trust	63,083	1,081,873
Physicians Realty Trust	115,622	2,429,218
Select Income Reit	45,722	1,188,315
		14,536,929
ROAD & RAIL - 1.7%
Swift Transportation Company (a)(b)	106,414	1,639,840

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
Integrated Device Technology, Inc. (a)	107,839	2,170,799
Microsemi Corporation (a)	34,728	1,134,911
		3,305,710
SOFTWARE - 1.0%
Verint Systems, Inc. (a)	30,324	1,004,634

SPECIALTY RETAIL - 2.8%
Asbury Automotive Group, Inc. (a)	27,946	1,473,872
Restoration Hardware Holdings, Inc. (a)	41,458	1,189,015
		2,662,887
TEXTILES & APPAREL & LUXURY GOODS - 1.6%
Deckers Outdoor Corporation (a)	27,300	1,570,296

TRADING COMPANIES & DISTRIBUTORS - 3.2%
Air Lease Corporation	49,019	1,312,729
WESCO International, Inc. (a)(b)	34,300	1,766,107
		3,078,836

TOTAL COMMON STOCK
(Cost $ 77,236,421 )		94,151,310

SHORT TERM INVESTMENTS - 2.2%
	Par Value	Value
Money Market -2.2%
State Street Bank Institutional Liquid Reserves	$2,086,553	$2,086,553
(Cost $ 2,086,553)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.1%
(Cost $ 79,322,974 )		96,237,863

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 7.7%

Money Market - 7.7%
Western Asset Institutional Cash Reserves - Inst.
(Cost $ 7,434,970 )		7,434,970

TOTAL INVESTMENTS - 107.8%		103,672,833
(Cost $ 86,757,944 )
OTHER ASSETS & LIABILITIES (NET) - (7.8)%		(7,488,993)
NET ASSETS - 100%		$ 96,183,840

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) At June 30, 2016, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 79,719,623 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$19,131,181
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(2,612,941)

Net unrealized appreciation / (depreciation)		$16,518,240

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		40.5%
Consumer Discretionary		17.3%
Industrials		14.0%
Information Technology		11.6%
Health Care		5.2%
Materials		4.3%
Utilities		2.0%
Energy		1.6%
Telecommunication Services		1.4%
Cash and Other Assets (Net)		2.1%
		100.0%

Pear Tree Polaris Small Cap Fund FASB 157 Disclosure
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016:

		Quoted Prices	Significant Other	Significant	Market Value at
Small Cap		In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2016
		Level 1	Level 2	Level 3	Total
Common Stock *		$79,614,381	$-	$-	$79,614,381
Real Estate Investment Trusts		14,536,929	-	-	14,536,929
Short Term Investments		9,521,523	-	-	9,521,523
Total		$103,672,833	$-	$-	$103,672,833

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Small Cap Fund had no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2016

Common Stock - 98.4%

	Shares	Value
AEROSPACE & DEFENSE - 0.5%
United Technologies Corporation	6,584	675,189

BEVERAGES - 3.7%
Coca-Cola Company (The)	99,764	4,522,302

CHEMICALS - 1.0%
Johnson Matthey plc (c)	1,783	134,581
Monsanto Company	10,039	1,038,133
		1,172,714
COMMUNICATIONS EQUIPMENT - 2.6%
QUALCOMM Incorporated	58,014	3,107,810

COMPUTERS & PERIPHERALS - 4.6%
Apple, Inc.	38,831	3,712,244
EMC Corporation	48,278	1,311,713
Teradata Corporation (a)	24,093	604,011
		5,627,968
DISTRIBUTORS - 0.3%
Genuine Parts Company	3,618	366,322

DIVERSIFIED FINANCIAL SERVICES - 2.6%
American Express Company	52,835	3,210,255

ELECTRICAL EQUIPMENT - 2.0%
Emerson Electric Co.	22,124	1,153,988
Honeywell International Inc.	6,624	770,504
Rockwell Automation, Inc.	3,993	458,476
		2,382,968
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
Amphenol Corporation	6,484	371,728

FOOD PRODUCTS - 6.3%
Nestle, S.A. (c)	33,360	2,579,062
Unilever N.V. (c)	53,336	2,503,592
Unilever plc (c)	53,895	2,582,110
		7,664,764
FOOD STAPLES & DRUG RETAILING - 5.8%
Costco Wholesale Corporation	6,251	981,657
CVS Caremark Corporation	9,874	945,337
PepsiCo, Inc.	14,621	1,548,949
SYSCO Corporation	5,415	274,757
Wal-Mart Stores, Inc.	46,308	3,381,410
		7,132,110
HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
Becton, Dickinson and Company	6,300	1,068,417
Intuitive Surgical, Inc. (a)	791	523,175
Medtronic plc	35,406	3,072,179
St. Jude Medical, Inc.	8,127	633,906
Stryker Corporation	11,551	1,384,156
Zimmer Holdings, Inc.	4,815	579,630
		7,261,463
HEALTH CARE PROVIDERS & SERVICES - 4.8%
Anthem, Inc.	3,093	406,235
Express Scripts Holding Company (a)	18,098	1,371,828
Humana Inc.	5,375	966,855
UnitedHealth Group, Inc.	22,493	3,176,012
		5,920,930
HOTELS, RESTAURANTS & LEISURE - 2.0%
Compass Group PLC (b)(c)	58,353	1,114,542
McDonald's Corporation	11,304	1,360,324
		2,474,866
HOUSEHOLD PRODUCTS - 8.7%
Church & Dwight Co., Inc.	4,184	430,492
Colgate-Palmolive Company	22,826	1,670,863
Procter & Gamble Company (The)	71,906	6,088,281
Reckitt Benckiser Group plc	24,058	2,367,307
		10,556,943
INDUSTRIAL CONGLOMERATES - 2.8%
3M Company	19,406	3,398,378

INTERNET SOFTWARE & SERVICES - 4.8%
Alphabet Inc. (a)	5,528	3,889,114
Alphabet Inc. C (a)	2,685	1,858,289
Sage Group plc (The) (c)	3,231	110,403
		5,857,806
IT CONSULTING & SERVICES - 2.7%
Accenture plc	16,862	1,910,296
Cognizant Technology Solutions Corporation (a)	15,590	892,372
Paychex, Inc.	8,400	499,800
		3,302,468
MACHINERY - 1.2%
Dover Corporation	1,927	133,580
Illinois Tool Works, Inc.	13,035	1,357,725
		1,491,305
PHARMACEUTICALS & BIOTECHNOLOGY - 9.1%
Abbott Laboratories	36,078	1,418,226
Amgen, Inc.	1,387	211,032
Eli Lilly and Company	8,539	672,446
Johnson & Johnson	61,405	7,448,427
Novartis AG (c)	6,839	564,286
Pfizer Inc.	24,129	849,582
		11,163,999
RETAILING - 0.4%
TJX Companies, Inc. (The)	6,502	502,149

SEMICONDUCTOR EQUIPMENTS & PRODUCTS - 0.4%
Analog Devices, Inc.	9,590	543,177

SOFTWARE & SERVICES - 15.3%
Cisco Systems, Inc.	175,245	5,027,779
Intuit Inc.	6,113	682,272
MasterCard Incorporated	5,433	478,430
Microsoft Corporation	120,923	6,187,630
Oracle Corporation	142,406	5,828,677
SAP AG (c)	5,638	422,963
		18,627,751
TEXTILES & APPAREL - 1.8%
Burberry Group plc (c)	4,437	69,483
LVMH Moët Hennessy-Louis Vuitton S.A. (c)	13,768	417,721
Nike, Inc. B	15,904	877,901
Swatch Group AG (The) (c)	12,193	177,347
V.F. Corporation	10,397	639,312
		2,181,764
TOBACCO - 7.1%
British American Tobacco plc (c)	26,300	3,405,324
Philip Morris International, Inc.	46,358	4,715,536
Reynolds American, Inc.	10,639	573,761
		8,694,621
TRADING COMPANIES & DISTRIBUTION - 0.3%
W.W. Grainger, Inc.	1,551	352,465

WIRELESS TELECOMMUNICATIONS - 1.3%
NTT DOCOMO, Inc. (c)	58,815	1,588,593

TOTAL COMMON STOCK		120,152,808
(Cost $106,389,036)

Short Term Investments - 1.7%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	2,060,062	$2,060,062
.01%, 07/01/16, (Dated 06/30/16), Collateralized by 1,535,000 par
U.S. Treasury Note-8.0% due 11/15/2021,
Market Value $2,104,389, Repurchase Proceeds $2,060,062
(Cost $2,060,062)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.1%
(Cost $108,449,098)		122,212,870

Money Market - 0.1%
Western Asset Institutional Cash Reserves - Inst.
(Cost $56,336)	56,336	56,336

TOTAL INVESTMENTS 100.2%		$122,269,206
(Cost $108,505,434)
OTHER ASSETS & LIABILITIES (NET) - (0.2%)		(185,884)
NET ASSETS - 100%		$122,083,322

(a) Non-Income producing security
(b) All or a portion of this security is out on loan
(c) ADR - American Depositary Receipts
(d)	At June 30, 2016, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $108,643,344 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$15,788,101
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(2,218,576)

Net unrealized appreciation / (depreciation)		$13,569,525

The percentage of each investment category is calculated as a percentage of net assets.

Pear Tree Quality Fund FASB 157 Disclosure
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016:

		Quoted Prices	Significant Other	Significant	Market Value at
Quality		In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2016
		Level 1	Level 2	Level 3	Total
Common Stock *		$104,482,801	$-	$-	$104,482,801
Depository Receipts		15,670,007	-	-	15,670,007
Short Term Investments		56,336	2,060,062	-	2,116,398
Total		$120,209,144	$2,060,062	$-	$122,269,206

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Quality Fund had no transfers at period end.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
June 30, 2016

Common Stock - 52.9%
	Shares	Value
BRAZIL - 1.0%
Porto Seguro S.A.	21,600	180,517
Sul America S.A.	42,600	208,156
Transmissora Alianca de Energia Eletrica S.A.	135,200	810,997
		1,199,670
CHINA - 4.5%
Agricultural Bank of China, Class H	43,000	15,683
Air China Ltd H Shares	182,000	123,612
Bank of China Ltd., H	9,392	3,752
Beijing Capital International Airport Co., Ltd. H	170,000	183,818
Belle International Holdings Limited	222,000	130,179
China Communications Services Corporation Ltd. H	1,618,000	842,437
China Construction Bank Corporation	5,422	3,585
China Everbright Bank Co., Ltd. H (a)	40,000	18,146
China Galaxy Securities Co., Ltd. - H Shares	17,500	15,652
China Merchants Bank Co., Ltd. - H Shares (a)	8,500	18,951
China Minsheng Banking Corp Ltd. H	18,500	17,834
China Power International Development Ltd.	478,000	176,186
China Railway Group Ltd. H (a)	182,000	135,105
China Southern Airlines Company Limited H	194,000	109,510
China State Construction Engineering Corporation	110,000	145,168
China Vanke Co., Ltd. H	7,900	15,476
CITIC Pacific Ltd.	111,000	161,651
Dalian Wanda Commercial Properties Co., Ltd.	3,200	19,651
Dongfeng Motor Group Company Limited	76,881	80,059
ENN Energy Holdings Ltd.	44,000	216,901
Evergrande Real Estate Group Limited	18,000	10,950
GF Securities Co., Ltd.	9,400	21,322
Guangzhou Automobile Group Co Ltd H Shares	120,000	142,590
Guangzhou R&F Properties Co., Ltd. H	7,600	9,570
Huadian Power International Corp. Ltd. Class H	330,000	156,934
Huaneng Power International Inc. H	328,000	202,482
Industrial & Commercial Bank of China Ltd.	12,911	7,138
PICC Property & Casualty Co., Ltd.	12,000	18,775
Shanghai Electric Group Company Ltd. H (a)(b)	254,000	106,061
Shanghai Pharmaceuticals Holding Co., Ltd. (a)	381,600	839,989
Shenzhou International Group	35,000	168,926
Sino-Ocean Land Holdings Ltd.	28,500	12,341
Sinopharm Group Co., Ltd. H	197,600	940,977
YY Inc. (a)(c)	12,801	433,570
		5,504,981
CZECH REPUBLIC - 0.5%
Komercni Banka A.S.	16,310	605,398

EGYPT - 0.4%
Commercial International Bank	119,482	531,483

GREECE - 0.7%
Jumbo S.A. (a)	34,649	450,574
Opap S.A.	54,605	374,932
		825,506
HONG KONG - 4.8%
AAC Technologies Holdings Inc.	160,000	1,358,885
ANTA Sports Products, Ltd.	59,000	118,011
China Everbright Limited	8,000	15,362
China Gas Holdings Ltd.	184,000	280,293
China Mobile Limited	101,279	1,158,418
China Overseas Land and Investment Ltd.	6,000	18,945
China Resources Gas Group Limited	114,000	346,732
China Resources Land Limited	8,000	18,662
Chongqing Rural Commercial Bank Co.	15,687	7,945
CNOOC Limited	358,218	444,581
Country Garden Holdings Company Limited	47,000	19,747
Geely Automobile Holdings Ltd.	240,000	129,290
GOME Electrical Appliances Holding Limited	496,000	58,170
Guangdong Investment Limited	364,000	555,432
Haier Electronics Group Co., Ltd.	51,000	77,953
Kunlun Energy Co., Ltd.	568,000	468,496
Longfor Properties Co., Ltd.	13,000	16,855
Nine Dragons Paper Limited	836,000	636,753
Shanghai Industrial Holdings Limited	60,000	135,631
Shimao Property Holding Limited	11,500	14,480
Sunac China Holdings Limited	19,000	11,778
		5,892,419
HUNGARY - 1.1%
MOL Hungarian Oil an Gas Nyrt.	15,204	873,360
OTP Bank Nyrt.	22,018	488,374
		1,361,734
INDIA - 4.8%
Bajaj Auto Limited	14,695	587,626
Bharat Petroleum Corporation Ltd.	30,709	489,993
Hero Motocorp Ltd.	13,754	643,123
Infosys Technologies Ltd. (c)	80,042	1,428,750
LIC Housing Finance Ltd.	23,785	174,542
NTPC Limited	410,000	945,500
Oil and Natural Gas Corp. Limited	121,871	390,829
Power Finance Corporation Limited	45,992	116,658
Rural Electrification Corporation Limited	52,226	134,250
United Phosphorus Limited	109,245	892,719
		5,803,990
INDONESIA - 6.4%
PT Bank Rakyat Indonesia Tbk	551,600	450,882
PT Gudang Garam Tbk	377,900	1,973,518
PT Indofood CBP Sukses Makmur Tbk	1,504,700	1,961,662
PT Telekomunikasi Indonesia Persero Tbk	8,398,600	2,529,909
PT United Tractors Tbk	797,100	892,873
		7,808,844
PHILIPPINES - 1.5%
Globe Telecom, Inc.	36,935	1,862,157

QATAR - 2.2%
Barwa Real Estate Company Q.S.C.	46,801	424,143
Qatar Gas Transport Company Limited (Nakilat) Q.S.C.	276,500	1,746,492
Qatar National Bank SAQ	14,031	539,461
		2,710,096
RUSSIA - 3.2%
Federal Hydro-Generating Company RusHydro OAO	55,411,000	531,562
Gazprom (c)	13,728	59,168
LUKoil P.J.S.C. (c)	2,038	85,127
Magnit P.J.S.C. (Reg S) (d)	21,002	697,686
MegaFon (b)(d)	70,177	729,841
MMC Norilsk Nickel P.J.S.C. (c)	30,990	411,857
Mobile TeleSystems (c)	53,728	444,868
Rosneft OAO	23,030	118,529
Sberbank	151,350	314,652
Severstal (b)(d)	32,133	351,535
Surgutneftegaz	170,300	87,768
Tatneft PAO-CLS	20,030	102,198
		3,934,791
SOUTH AFRICA - 2.7%
Bidvest Group Limited	43,089	404,341
Mondi Limited	37,889	687,350
Resilient REIT Limited	85,000	758,002
Sasol Ltd.	24,794	666,283
Truworths International Ltd.	142,428	826,834
		3,342,810
SOUTH KOREA - 7.9%
BGF Retail Co., Ltd.	7,546	1,398,681
Cheil Worldwide Inc.	14,233	208,827
Dongbu Insurance Co., Ltd.	2,611	157,088
Hanwha Life Insurance Co., Ltd.	20,961	105,365
Hyundai Marine & Fire Insurance, Co., Ltd.	3,758	95,430
Hyundai Mobis Co., Ltd.	1,220	266,910
Kangwon Land Inc.	9,158	331,544
KEPCO Plant Service & Engineering Co., Ltd.	24,500	1,378,304
Kia Motors Corporation	5,963	223,642
KT&G Corporation	15,475	1,833,865
LG Uplus Corp.	143,902	1,361,750
Lotte Chemical Corporation	2,267	556,983
NCSoft Corporation	3,329	682,071
Samsung Card Co., Ltd.	4,544	163,716
Samsung Electronics Company, Ltd.	446	551,765
Shinhan Financial Group Co., Ltd.	2,966	97,850
Shinsegae Co., Ltd.	991	167,769
		9,581,560
TAIWAN - 5.3%
Casetek Holdings Ltd.	35,000	122,059
Catcher Technology Co., Ltd.	20,000	147,246
Cathay Financial Holding Co., Ltd.	78,000	84,628
China Life Insurance Co., Limited	153,000	118,097
E.SUN Financial Holding Co., Ltd.	216,000	127,220
Feng Tay Enterprises Co., Ltd.	89,000	366,936
First Financial Holding Company Ltd.	268,000	140,401
Hon Hai Precision Industry Co., Ltd.	68,677	175,636
Inventec Corporation	233,000	165,041
Largan Precision Co., Ltd.	2,000	182,585
Mega Financial Holding Co., Ltd.	155,000	116,758
Novatek Microelectronics Corp., Ltd.	45,000	166,698
Phison Electronics Corp. (a)	24,000	206,082
Pou Chen Corporation	524,000	699,284
Powertech Technology, Inc.	77,000	170,666
Ruentex Development Company Limited	113,000	131,184
Ruentex Industries Ltd.	188,000	282,067
Siliconware Precision Industries Company	126,000	191,193
Taiwan Semiconductor Manufacturing Co., Ltd.	44,270	223,004
Uni-President Enterprises Corporation	1,318,000	2,594,408
		6,411,193
THAILAND - 1.2%
Delta Electronics PCL	470,800	914,402
Krung Thai Bank PCL (b)	1,215,846	563,981
		1,478,383
TURKEY - 2.0%
TAV Havalimanlari Holding A.S.	130,300	556,716
Tofas Turk Otomobil Fabrikasi A.S.	100,201	820,816
Tupras - Turkiye Petrol Rafinerileri A.S.	45,540	1,006,003
		2,383,535
UNITED ARAB EMERATES - 2.7%
Abu Dhabi Commercial Bank	100,569	165,657
Aldar Properties P.J.S.C.	227,443	166,577
Dubai Islamic Bank PSJ	137,341	191,079
Emirates Telecommunications Group Co. P.J.S.C.	495,274	2,555,322
First Gulf Bank P.J.S.C.	59,341	203,571
		3,282,206
TOTAL COMMON STOCK
(Cost $64,136,715)		64,520,756

Preferred Stock - 1.5%
BRAZIL - 0.4%
Braskem S.A.	84,500	502,649

RUSSIA - 0.2%
AK Transneft OAO	45	116,521
Surgutneftegas OAO	179,700	107,637
		224,158
SOUTH KOREA - 0.9%
Hyundai Motor Company Ltd.	2,242	187,442
LG Chem Ltd.	2,507	415,711
Samsung Electronics Co., Ltd.	466	478,602
		1,081,755
TOTAL PREFERRED STOCK
(Cost $1,987,861)		1,808,562

Exchange Traded Funds - 1.7%
United States - 1.7%
Vanguard FTSE Emerging Markets ETF	57,000	2,007,540
(Cost 1,965,117)

Mutual Funds - 42.5%
UNITED STATES - 42.5%
Pear Tree PanAgora Risk Parity Emerging Markets Fund Inst.*	6,004,430	51,818,234
(Cost 58,002,092)

Short Term Investments - 0.7%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	921,267	$921,267
.01%, 07/01/16, (Dated 06/30/16), Collateralized by 690,000 par
U.S. Treasury Note-8.0% due 11/15/2021,
Market Value $945,947, Repurchase Proceeds $921,268
(Cost $921,267)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $127,013,052)		121,076,359

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 1.1%

Money Market - 1.1%
Western Asset Institutional Cash Reserves - Inst.
(Cost $1,427,880)	1,427,880	$1,427,880

TOTAL INVESTMENTS - 100.4%
(Cost $128,440,932)		122,504,239
OTHER ASSETS & LIABILITIES (Net) - (0.4%)		(585,185)
NET ASSETS - 100%		$121,919,054

* Investment in affiliated security. This Fund is advised by Pear Tree Advisors, Inc. which also serves as advisor to Pear Tree PanAgora Dynamic Emerging Markets Fund.

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e) At June 30, 2016, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $127,035,988 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$4,584,183
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(10,543,813)

Net unrealized appreciation / (depreciation)		$(5,959,630)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Telecommunication Services		9.4%
Consumer Staples		8.6%
Financials		6.5%
Energy		6.3%
Information Technology		6.2%
Consumer Discretionary		6.0%
Materials		3.6%
Utilities		3.5%
Industrials		2.8%
Health Care		1.5%
Mutual Funds		42.5%
Exchange Traded Fund		1.7%
Cash and Other Assets (Net)		1.4%
		100.0%

Pear Tree PanAgora Emerging Markets Fund FASB 157 Disclosure
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016:
		Quoted Prices	Significant Other	Significant	Market Value at
Emerging Markets		In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2016
		Level 1	Level 2	Level 3	Total
Common Stock *		$56,091,333	$2,009,866	$-	$58,101,199
Common stock Units		1,019,153			1,019,153
Depository Receipts		4,642,402			4,642,402
Mutual Funds		53,825,774			53,825,774
Preferred Stock		1,808,562	-	-	1,808,562
Real Estate Investment Trust		758,002			758,002
Short Term Investments		1,427,880	921,267	-	2,349,147
Total		$119,573,106	$2,931,133	$0	$122,504,239

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Emerging Markets Fund transferred $ 531,483 out of Level 1 into Level 2.
	*	The reason for the transfer was due to inactive pricing of the securities.
	*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2
		investments in the following industries :

Emerging Markets

Banks		$1,095,464
Electronic Equipment & Instruments		914,402

		$2,009,866

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
June 30, 2016

Common Stock - 92.3%
	Shares	Value
BRAZIL - 3.3%
Banco do Brasil S.A.	7,900	42,403
BRF S.A.	1,300	18,329
CCR S.A.	15,500	81,355
Cetip S.A. Mercados Organizados	2,200	30,098
Cielo S.A.	7,776	82,259
Companhia Energetica de Minas Gerais (c)	7,462	16,491
Cosan S.A. Industria e Comercio	8,000	83,254
CPFL Energia S.A. (a)(c)	4,579	58,886
Embraer S.A. (c)	4,668	101,389
Fibria Celulose S.A.	5,700	38,341
Gerdau S.A. (c)	14,699	26,752
Hypermarcas S.A.	4,500	32,814
KLABIN S.A.	8,700	41,913
Kroton Educacional S.A.	21,100	89,652
Localiza Rent a Car S.A.	6,100	65,749
Lojas Americanas S.A.	13,650	48,403
Lojas Renner S.A..	9,700	71,792
Natura Cosméticos S.A.	5,100	40,630
Odontoprev S.A.	30,000	124,750
Porto Seguro S.A.	2,600	21,729
Qualicorp S.A.	14,100	81,980
Raia Drogasil S.A.	4,400	86,796
Telefonica Brasil S.A. (c)	5,751	78,214
TIM Participacoes S.A. (c)	6,144	64,819
Totvs S.A.	8,300	79,193
Tractebel Energia S.A.	1,900	22,741
Transmissora Alianca de Energia Eletrica S.A.	6,100	36,591
Ultrapar Participacoes S.A.	4,400	97,752
Vale S.A.	6,500	33,040
Weg S.A.	15,480	66,451
		1,764,566
CHILE - 5.1%
AES Gener S.A.	228,567	112,619
Aguas Andinas S.A.	226,697	130,939
Banco de Chile	1,252,321	134,731
Banco de Crédito e Inversiones	2,283	99,558
Banco Santander Chile (c)	5,562	107,736
Cencosud S.A.	39,498	113,241
Colbun S.A.	439,626	107,110
Compania Cervecerias Unidas S.A. (c)	6,817	159,109
Empresa Nacional de Electricidad S.A. (c)	2,531	70,185
Empresa Nacional de Telecomunicaciones S.A. (a)	30,822	281,094
Empresas CMPC S.A.	87,774	182,926
Empresas Copec S.A.	25,984	229,073
Endesa Americas S.A.	181,041	83,930
Endesa Americas S.A.(c)	2,531	34,826
Enersis S.A. (c)	6,997	60,034
Enersis S.A. (c)	14,195	82,757
Itaú CorpBanca (c)	9,996	127,649
LATAM Airlines Group S.A. (a)	26,082	173,642
Quimica y Minera de Chile S.A. (c)	6,667	164,808
S.A.C.I. Falabella	34,029	260,584
		2,716,551
CHINA - 3.3%
Air China Ltd H Shares	34,000	23,092
Aluminum Corporation of China Limited H Shares (b)(a)	114,000	35,849
Anhui Conch Cement Company Limited H	8,500	20,419
Bank of Communications Co., Ltd. H	40,000	25,208
Beijing Capital International Airport Co., Ltd. H	34,000	36,764
Beijing Enterprises Holdings Limited	2,500	14,160
Belle International Holdings Limited	36,000	21,110
Brilliance China Automotive Holdings, Ltd.	26,000	26,505
BYD Co., Ltd. H Shares (a)	2,500	14,950
China Coal Energy Co., Ltd. (a)	49,000	25,513
China Communications Construction Co., Ltd., Class H	15,000	16,045
China Communications Services Corporation Ltd. H	142,000	73,935
China Construction Bank Corporation	37,000	24,462
China Longyuan Power Group H	89,000	73,294
China National Building Material Co., Ltd. H	38,000	16,553
China Oilfield Services Limited H	78,000	59,812
China Pacific Insurance Group H Shares	17,200	57,856
China Petroleum & Chemical Corporation	52,000	37,462
China Pharmaceutical Group Limited	44,000	38,957
China Shenhua Energy Co., Ltd.	32,000	58,809
China Taiping Insurance Holdings Co., Ltd. (a)	7,400	13,771
China Telecom Corporation Limited	142,000	63,320
Chongqing Changan Automobile Co., Ltd. B	10,400	14,476
CITIC Pacific Ltd.	18,000	26,214
Dongfeng Motor Group Company Limited	14,000	14,579
ENN Energy Holdings Ltd.	4,000	19,718
Fosun International	23,500	30,226
Haitian International Holdings Ltd.	16,000	28,332
Huadian Power International Corp. Ltd. Class H	118,000	56,116
Huaneng Power International Inc. H	68,000	41,978
Industrial & Commercial Bank of China Ltd.	39,000	21,562
JD.com Inc. (a)(b)(c)	1,792	38,044
Jiangsu Expressway Co., Ltd. H	20,000	27,786
Kingsoft Corporation Ltd.	11,000	21,180
New Oriental Education & Technology Group Inc. (c)	1,226	51,345
PetroChina Company Limited (c)	505	34,300
Qihoo 360 Technology Co., Ltd. (a)(c)	359	26,225
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	20,368
Shanghai Fosun Pharmaceutical Group Class H	12,000	29,198
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. B	35,100	54,651
Shanghai Pharmaceuticals Holding Co., Ltd. (a)	18,500	40,723
Shenzhou International Group	6,000	28,959
Sino Biopharmaceutical Limited	60,000	39,050
Sino-Ocean Land Holdings Ltd.	49,000	21,218
Sinopec Shanghai Petrochemical Co., Ltd.	59,000	27,069
Sinopharm Group Co., Ltd. H	9,600	45,715
TAL Education Group (a)(b)(c)	754	46,793
Tingyi (Cayman Islands) Holding Corporation	68,000	64,238
TravelSky Technology Ltd. H Shares	18,000	34,426
Tsingtao Brewery Co., Ltd.	8,000	27,683
Yanzhou Coal Mining Company Limited (b)	38,000	24,487
Zhejiang Expressway Co., Ltd.	20,000	18,739
Zijin Mining Group Co., Ltd.	116,000	38,720
		1,791,964
COLOMBIA - 1.3%
Cementos Argos S.A.	29,769	121,356
Corporacion Financiera Colombiana S.A.	7,951	103,761
Ecopetrol S.A. (a)	198,480	94,692
Grupo Argos S.A.	20,290	128,374
Grupo de Inversiones Suramericana S.A.	6,194	81,132
Interconexión Electrica S.A.	52,313	159,945
		689,260
CZECH REPUBLIC - 0.7%
CEZ A.S.	10,798	182,520
Komercni Banka A.S.	3,800	141,049
Telefónica Czech Republic, A.S.	6,381	56,480
		380,049
EGYPT - 0.7%
Commercial International Bank	31,317	139,305
Global Telecom Holding S.A.E. (a)(b)(d)	70,265	129,990
Talaat Moustafa Group (TMG) Holding	178,264	97,966
		367,261
GREECE - 0.9%
Alpha Bank A.E. (a)	14,793	26,455
Eurobank Ergasias S.A. (a)	39,652	24,075
Folli-Follie S.A.	3,316	61,387
Hellenic Telecommunication Organization S.A.	10,873	96,862
Jumbo S.A. (a)	7,684	99,922
Opap S.A.	10,472	71,903
Piraeus Bank S.A. (a)	83,070	14,764
Titan Cement Company S.A.	5,109	104,337
		499,705
HONG KONG - 1.8%
AAC Technologies Holdings Inc.	6,500	55,205
Alibaba Health Information Technology Ltd. (a)	52,000	38,132
ANTA Sports Products, Ltd.	12,000	24,002
China Gas Holdings Ltd.	20,000	30,467
China Huishan Dairy Holdings Co., Ltd. (b)	94,000	38,403
China Jinmao Holdings Group Ltd.	50,000	14,048
China Mengniu Dairy Company Limited	13,000	22,585
China Merchants Holdings International Co., Ltd.	6,000	15,929
China Mobile Limited	5,000	57,189
China Resources Enterprise	22,000	47,803
China Resources Gas Group Limited	12,000	36,498
China Resources Power Holdings Co., Ltd.	28,000	41,715
China Unicom (Hong Kong) Limited (c)	5,202	54,153
GCL-Poly Energy Holdings Ltd.	104,000	13,671
Guangdong Investment Limited	48,000	73,244
Hanergy Thin Film Power Group Ltd. (a)	36,000	-
Hengan International Group Co., Ltd.	4,500	37,494
Kunlun Energy Co., Ltd.	98,000	80,832
Lenovo Group Limited	82,000	49,352
Luye Pharma Group Ltd. (a)	51,500	31,527
Nine Dragons Paper Limited	49,000	37,322
Qinqin Foodstuffs Group (Cayman) Company Ltd. (a)	900	1,276
Semiconductor Manufacturing International Corp. (a)	267,000	21,334
Shanghai Industrial Holdings Limited	12,000	27,126
Soho China Limited	31,000	14,942
Sun Art Retail Group Ltd.	33,500	23,530
Tencent Holdings Limited	2,000	45,442
Want Want China Holdings Limited	56,000	39,550
		972,771
HUNGARY - 0.7%
MOL Hungarian Oil an Gas Nyrt.	1,791	102,880
OTP Bank Nyrt.	4,484	99,458
Richter Gedeon Nyrt.	7,397	145,984
		348,322
INDONESIA - 7.6%
PT Adaro Energy Tbk	2,555,600	164,409
PT AKR Corporindo Tbk	472,100	228,680
PT Astra International Tbk	183,800	102,942
PT Bank Central Asia Tbk	115,800	116,786
PT Bank Danamon Indonesia Tbk	529,300	141,814
PT Bank Mandiri Tbk	86,500	62,359
PT Bank Negara Indonesia (Persero) Tbk	133,300	52,462
PT Bank Rakyat Indonesia Tbk	75,800	61,960
PT Bumi Serpong Damai Tbk	472,900	75,521
PT Charoen Pokphand Indonesia Tbk	236,600	67,152
PT Global Mediacom Tbk	1,233,200	91,936
PT Gudang Garam Tbk	24,900	130,036
PT Hanjaya Mandala Sampoerna Tbk	365,000	104,976
PT Indocement Tunggal Prakarsa Tbk	135,800	173,444
PT Indofood CBP Sukses Makmur Tbk	105,400	137,409
PT Indofood Sukses Makmur Tbk	208,400	114,354
PT Jasa Marga (Persero) Tbk	441,200	176,146
PT Kalbe Farma Tbk	2,575,900	298,288
PT Lippo Karawaci Tbk	1,030,000	89,260
PT Matahari Department Store Tbk	68,000	102,933
PT Media Nusantara Citra Tbk	488,300	81,306
PT Perusahaan Gas Negara (Persero) Tbk	1,185,900	210,029
PT Semen Indonesia (Persero) Tbk	247,300	175,005
PT Summarecon Agung Tbk (a)	521,500	71,441
PT Surya Citra Media Tbk	455,700	113,817
PT Telekomunikasi Indonesia Tbk (c)	3,589	220,580
PT Unilever Indonesia Tbk	32,200	109,852
PT United Tractors Tbk	167,400	187,513
PT Waskita Karya (Persero) Tbk	573,600	110,704
PT XL Axiata Tbk (a)	527,300	146,467
Tower Bersama Infrastructure	336,400	168,041
		4,087,622
MALAYSIA - 6.7%
AirAsia Berhad	77,200	49,788
Alliance Financial Group Berhad	35,600	35,587
AMMB Holdings Berhad	34,500	37,996
Astro Malaysia Holdings Berhad	106,300	77,256
Axiata Group Berhad	78,200	109,207
Berjaya Sports Toto Berhad	92,235	69,551
British American Tobacco (Malaysia) Berhad	6,300	82,354
CIMB Group Holdings Berhad	39,000	42,275
Dialog Group Berhad	151,756	57,970
DiGi.Com Berhad	113,800	134,929
Felda Global Ventures Holdings Berhad	175,400	65,696
Gamuda Berhad	33,700	40,626
Genting Berhad	39,800	80,953
Genting Malaysia Berhad	84,900	93,713
Genting Plantation Berhad	33,500	88,248
HAP Seng Consolidated Bhd.	38,100	72,958
Hartalega Holdings Berhad	132,700	142,525
Hong Leong Bank Berhad	16,000	52,308
Hong Leong Financial Group Berhad	14,300	52,071
IHH Healthcare Berhad	94,500	154,707
IJM Corporation Berhad	81,900	70,899
IOI Corporation Berhad	77,100	83,000
IOI Properties Group Berhad	118,700	69,191
Kuala Lumpur Kepong Berhad	17,800	102,698
Lafarge Malaysia Berhad	46,900	91,089
Malayan Banking Berhad	31,900	64,409
Malaysia Airports Holdings Berhad	38,600	58,597
Maxis Berhad	83,800	122,431
MISC Berhad	25,600	47,371
Petronas Chemicals Group Berhad	83,600	137,070
Petronas Dagangan Berhad	26,900	156,135
Petronas Gas Berhad	18,700	102,046
PPB Group Berhad	17,100	69,986
Public Bank Bhd	10,400	50,046
RHB Capital Berhad	71,862	91,265
SapuraKencana Petroleum Berhad	229,400	83,646
Sime Darby Berhad	24,800	46,690
Telekom Malaysia Berhad	72,600	121,915
Tenaga Nasional Berhad	26,800	93,732
UMW Holdings Berhad	52,000	73,908
Westports Holdings Bhd	70,900	73,863
YTL Corporation Berhad	336,100	139,225
YTL Power International Berhad	302,100	105,658
		3,595,588
MEXICO - 5.3%
Alfa S.A.B. de C.V., Series A	38,800	65,920
America Movil S.A.B. Series L (c)	18,619	228,269
Arca Continental S.A.B. de C.V.	8,500	60,287
Cemex S.A. de C.V. (a)(c)	14,058	86,738
Cemex S.A.B. CPO (a)	38,808	23,726
Coca-Cola FEMSA SAB de C.V. (c)	744	61,722
El Puerto de Liverpool S.A.B. de C.V.	18,910	197,732
Fibra Uno Administracion S.A. de C.V.	60,584	127,557
Fomento Economico Mexicano S.A.B. (c)	795	73,530
Gentera SAB de C.V.	63,300	112,061
GRUMA, S.A.B. de C.V., Series B	4,500	63,974
Grupo Aeroportuario del Pacifico S.A.B. (c)	1,490	152,919
Grupo Aeroportuario del Sureste, S. A. B. de C.V., Series B	8,105	127,633
Grupo Bimbo, S.A. de C.V.	26,700	82,758
Grupo Carso SAB de C.V., Series A1	23,600	100,373
Grupo Comercial Chedraui S.A. de C.V	22,300	54,944
Grupo Financiero Banorte SAB de C.V.	17,000	93,897
Grupo Financiero Inbursa SAB de C.V.	58,000	97,474
Grupo Lala SAB de C.V.	32,100	69,945
Grupo Mexico S.A.B. de C.V., Series B	36,200	83,829
Grupo Televisa S.A.B. (c)	7,161	186,472
Industrias Penoles SAB de C.V.	6,905	162,921
Kimberly-Clark de Mexico S.A. de C.V., Class A	33,800	78,911
Mexichem SAB de C.V.	45,500	94,790
OHL Mexico, S.A.B. de C.V. (a)	57,400	69,502
Promotora Y Operadora de Infraestructura, S.A.B. de C.V.	7,200	87,577
Santander Mexico SAB de C.V.	54,800	98,287
Wal-Mart de Mexico, S.A.B. de C.V.	30,500	72,509
		2,816,257
PERU - 0.8%
Companhia de Minas Buenaventura S.A. (a)(c)	9,289	111,004
Credicorp Ltd.	1,201	185,350
Southern Copper Corporation (b)	5,250	141,645
		437,999
PHILIPPINES - 7.5%
Aboitiz Equity Ventures, Inc.	121,330	201,024
Aboitiz Power Corporation	385,600	377,424
Alliance Global Group, Inc.	371,900	116,991
Ayala Corporation	5,840	105,386
Ayala Land Inc.	116,600	96,160
Bank of the Philippine Islands	48,436	100,171
BDO Unibank, Inc.	55,200	131,408
DMCI Holdings, Inc.	517,850	138,688
Energy Development Corporation	1,681,300	197,264
Globe Telecom, Inc.	5,840	294,436
GT Capital Holdings Inc.	3,520	107,738
International Container Terminal Services, Inc.	103,380	135,137
JG Summit Holdings, Inc.	94,950	173,563
Jollibee Foods Corporation	79,660	409,750
Megaworld Corporation	1,063,000	105,063
Metro Pacific Investments Corporation	720,600	106,756
Metropolitan Bank & Trust Company	39,398	75,660
Philippine Long Distance Telephone Company (c)	2,406	107,235
Philippine Long Distance Telephone Company (The)	4,405	201,302
Robinsons Land Corporation	180,300	113,053
SM Investments Corporation	7,938	163,155
SM Prime Holdings, Inc.	235,200	136,478
Universal Robina Corporation	93,790	414,652
		4,008,494
POLAND - 4.4%
Alior Bank S.A. (a)	3,976	52,197
Bank Handlowy w Warszawie S.A.	3,198	57,579
Bank Millennium S.A. (a)	37,980	44,634
Bank Pekao S.A.	1,490	51,278
Bank Zachodni WBK S.A.	749	49,419
CCC S.A.	2,995	120,069
Cyfrowy Polsat S.A. (a)	24,683	136,360
ENEA S.A.	40,935	101,764
Energa S.A. (a)	40,619	96,899
Eurocash S.A.	15,212	176,098
Grupa Azoty S.A.	7,553	130,413
Grupa LOTOS S.A. (a)	18,218	139,392
KGHM Polska Miedz S.A. (a)	6,164	102,158
LPP S.A.	91	115,147
mBank S.A. (a)	412	31,963
Orange Polska S.A.	124,758	158,834
PGE S.A.	35,485	105,324
PKO Bank Polski S.A. (a)	10,896	63,697
Polski Koncern Naftowy ORLEN S.A. (a)	8,796	152,516
Polskie Gornictwo Naftowe i Gazownictwo S.A.	92,320	129,822
PZU S.A.	9,877	70,810
Synthos S.A.	129,724	117,271
Tauron Polska Energia S.A.	175,649	125,265
		2,328,909
QATAR - 5.7%
Barwa Real Estate Company Q.S.C.	12,265	111,154
Commercial Bank of Qatar Q.S.C.	18,683	189,842
Doha Bank Q.S.C.	20,677	200,734
Ezdan Holding Group Q.S.C.	21,804	107,364
Industries Qatar Q.S.C.	16,252	437,398
Masraf Al Rayan Q.S.C.	12,923	120,666
Ooredoo Q.S.C.	12,131	294,505
Qatar Electricity & Water Company Q.S.C.	9,190	524,955
Qatar Gas Transport Company Limited (Nakilat) Q.S.C.	70,326	444,209
Qatar Insurance Company	6,399	129,516
Qatar Islamic Bank SAQ	4,664	122,963
Qatar National Bank SAQ	3,691	141,911
Vodafone Qatar	73,879	214,659
		3,039,876
RUSSIA - 3.3%
ALROSA ao	104,700	112,492
Federal Hydro-Generating Company RusHydro OAO	3,102,000	29,758
Gazprom (c)	11,237	48,431
Magnit P.J.S.C. (Reg S) (d)	5,172	171,814
MegaFon (b)(d)	11,185	116,324
MMC Norilsk Nickel P.J.S.C. (c)	9,566	127,132
Mobile TeleSystems (c)	11,180	92,570
Moscow Exchange MICEX-RTS	57,010	99,972
NovaTek OAO (Reg S) (d)	606	61,812
OAO Rostelecom	74,210	106,519
OC Rosneft OJSC (Reg S) (d)	11,492	58,839
PhosAgro (d)	7,250	106,938
RusHydro P.J.S.C. (b)(c)	144,361	131,369
Sberbank	55,720	115,840
Severstal (d)	11,497	125,777
Sistema JSFC (Reg S) (d)	13,480	101,504
Tatneft PAO (c)	1,495	45,941
VTB Bank OJSC	112,190,000	119,560
		1,772,592
SOUTH AFRICA - 4.5%
African Bank Investments Limited (a)	47,336	-
Anglo American Platinum Limited (a)	1,681	41,772
Anglogold Ashanti Ltd. (a)(c)	3,117	56,293
Aspen Pharmacare Holdings Limited	5,853	143,469
Bidvest Group Limited	16,139	151,446
Discovery Ltd.	1,769	14,662
Exxaro Resources Ltd. (b)	21,837	99,673
Gold Fields Limited	3,713	17,905
Gold Fields Ltd. (c)	13,043	63,911
Growthpoint Properties Limited	21,002	36,492
Hyprop Investments Limited	2,183	19,185
Imperial Holdings Limited	4,233	42,812
Life Healthcare Group Holdings Ltd.	55,579	136,131
Massmart Holdings Ltd.	7,076	60,325
MMI Holdings Ltd.	25,358	38,844
Mondi Limited	4,929	89,418
Mr Price Group Ltd.	3,994	55,736
MTN Group Limited	13,138	127,045
Naspers Limited N Shares	446	67,595
Netcare Limited	59,262	125,023
Pick n Pay Stores Ltd.	9,872	47,845
Pioneer Foods Group Ltd.	5,782	67,563
Rand Merchant Investment Holdings	6,849	19,092
Redefine Properties Ltd.	26,601	20,374
Remgro Limited	1,906	32,841
Sanlam Limited	7,618	31,112
Sappi Ltd. (a)	13,874	64,274
Sasol Ltd.	2,679	71,992
Shoprite Holdings Ltd.	5,950	66,957
Spar Group Limited (The)	5,801	79,285
Steinhoff International Holdings N.V.	14,100	80,395
Telkom South Africa Limited	20,271	90,906
Tiger Brands Limited	3,573	87,642
Truworths International Ltd.	9,347	54,262
Tsogo Sun Holdings Ltd.	41,954	75,479
Vodacom Group (Proprietary) Limited	8,778	99,720
Woolworths Holdings Limited	9,145	51,988
		2,429,464
SOUTH KOREA - 5.7%
Amore Pacific Corporation	104	38,960
Amorepacific Group	360	52,351
BGF Retail Co., Ltd.	301	55,792
BNK Financial Group, Inc.	3,249	22,763
Celltrion Inc. (a)(b)	812	67,746
Cheil Worldwide Inc.	3,662	53,729
CJ CheilJedang Corp.	189	63,747
Daelim Industrial Co., Ltd.	169	11,151
Daewoo Engineering & Construction (a)	4,621	22,506
Daewoo International Corporation	1,668	36,203
Daewoo Securities Co., Ltd.	1,770	11,971
DGB Financial Group Inc.	3,742	28,166
Dongbu Insurance Co., Ltd.	443	26,653
Doosan Heavy Industries & Construction Co., Ltd.	1,230	22,638
GS Holdings Corp.	1,490	61,380
Hana Financial Group, Inc.	1,389	28,037
Hankook Tire Co., Ltd.	714	31,613
Hanmi Pharmaceuticals, Co., Ltd.	84	51,486
Hanmi Science Co., Ltd.	496	65,884
Hanwha Chemical Corporation	2,170	44,743
Hotel Shilla Co., Ltd.	200	11,790
Hyosung Corporation	364	39,344
Hyundai Marine & Fire Insurance, Co., Ltd.	912	23,159
Hyundai Mobis Co., Ltd.	177	38,724
Hyundai Steel Co., Ltd.	806	32,083
Hyundai Wia Corp.	165	12,763
Industrial Bank of Korea	1,890	18,295
Kakao Corp. (b)	608	49,143
Kangwon Land Inc.	980	35,479
KB Financial Group Inc.	840	23,774
KCC Corporation	161	53,184
Korea Aerospace Industries, Ltd.	290	18,429
Korea Electric Power Corporation	2,346	123,018
Korea Gas Corporation	2,523	87,068
Korea Kumho Petrochemical Co., Ltd.	806	41,635
Korea Zinc Co., Ltd.	92	40,575
KT Corporation (a)(c)	7,023	100,148
KT&G Corporation	537	63,637
LG Chem Ltd.	141	31,827
LG Display Co., Ltd.	1,436	32,913
LG Household & Healthcare	45	43,638
LG Innotek Co., Ltd.	348	23,807
LG Uplus Corp.	13,220	125,101
Lotte Chemical Corporation	108	26,535
Lotte Confectionery Co., Ltd.	300	50,918
Lotte Shopping Co., Ltd.	258	45,357
Mirae Asset Securities Co., Ltd.	3,209	64,216
Naver Corp.	135	83,214
NCSoft Corporation	168	34,421
NH Investment & Securities Co., Ltd.	3,347	26,529
Orion Corporation	42	34,348
Paradise Co., Ltd.	1,235	16,244
POSCO	281	49,157
Samsung C&T Corp.	196	20,930
Samsung Card Co., Ltd.	907	32,678
Samsung Electro-Mechanics Co., Ltd.	652	28,359
Samsung Electronics Company, Ltd.	33	40,826
Samsung Fire & Marine Insurance Co., Ltd.	151	34,543
Samsung Life Insurance Co., Ltd	422	36,820
Samsung SDI Company, Ltd.	221	20,721
Samsung SDS Co., Ltd.	262	32,641
Shinhan Financial Group Co., Ltd.	1,180	38,929
Shinsegae Co., Ltd.	211	35,721
SK Holdings Co., Ltd.	135	23,734
SK Hynix Inc.	1,486	41,799
SK Innovation Co., Ltd.	498	60,745
SK Telecom Co., Ltd. (c)	7,472	156,314
S-Oil Corp.	1,026	67,429
Woori Bank	2,508	20,728
Yuhan Co., Ltd.	317	84,214
		3,075,123
TAIWAN - 7.5%
Asia Cement Corporation	92,808	80,267
Asia Pacific Telecom Co., Ltd. (a)	266,000	88,230
Chailease Holding Co., Ltd.	20,800	33,593
Cheng Shin Rubber Industry Co., Ltd.	27,900	58,466
Chicony Electronics Co., Ltd.	18,090	40,656
China Airlines Ltd. (a)	240,000	72,092
China Development Financial Holding Corporation	309,000	74,427
China Life Insurance Co., Limited	41,140	31,755
China Steel Corporation	114,208	73,993
Chinatrust Financial Holding Co., Ltd.	69,985	36,556
Chunghwa Telecom Co., Ltd. (c)	4,621	167,742
Delta Electronics, Inc.	10,525	50,897
Eclat Textile Co., Ltd.	4,209	40,513
EVA Airways Corporation (a)	294,108	134,021
Evergreen Marine Corporation	231,000	85,571
Far Eastern New Century Corporation	126,473	94,093
Far EasTone Telecommunications Co., Ltd.	64,000	154,549
Feng Tay Enterprises Co., Ltd.	11,330	46,712
First Financial Holding Company Ltd.	79,768	41,789
Formosa Chemicals & Fiber Corporation	21,330	53,558
Formosa Petrochemical Corporation	90,000	244,118
Formosa Plastics Corporation	32,480	78,333
Formosa Taffeta Co., Ltd.	81,000	77,964
Fubon Financial Holding Co., Ltd.	14,000	16,340
Giant Manufacturing Co., Ltd.	11,000	68,198
Hermes Microvision Inc.	1,000	40,764
Highwealth Construction Corp.	27,300	44,853
HIWIN Technologies Corp.	16,182	74,492
Hotai Motor Co., Ltd.	4,000	39,059
Hua Nan Financial Holdings Co., Ltd.	95,495	49,436
Lite-On Technology Corp.	27,210	37,198
Mega Financial Holding Co., Ltd.	61,751	46,516
Merida Industry Co., Ltd.	13,150	55,235
Nan Ya Plastics Corporation	29,100	55,027
OBI Pharma, Inc. (a)	9,000	142,286
Pegatron Corporation	13,000	27,323
Pou Chen Corporation	37,000	49,377
President Chain Store Corp.	21,000	163,396
Realtek Semiconductor Corporation	10,000	30,968
Ruentex Development Company Limited	23,000	26,701
Ruentex Industries Ltd.	52,000	78,019
SinoPac Financial Holdings Company	277,489	81,804
Standard Foods Corporation	66,302	162,163
Synnex Technology International Corp.	18,000	19,390
TaiMed Biologics Inc. (a)	13,000	86,844
Taishin Financial Holding Co., Ltd.	151,934	58,402
Taiwan Cement Corporation	62,000	61,598
Taiwan Cooperative Financial Holding Co., Ltd.	100,772	44,358
Taiwan Fertilizer Co., Ltd.	37,000	49,147
Taiwan Mobile Co., Ltd.	46,000	160,420
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	1,057	27,725
TECO Electric & Machinery Co., Ltd.	105,000	88,208
Uni-President Enterprises Corporation	72,339	142,395
United Microelectronics Corporation	76,000	29,685
Wistron Corporation	19,168	13,310
Yuanta Financial Holding Co., Ltd.	212,660	68,560
Yulon Motor Co., Ltd.	37,000	31,312
Zhen Ding Technology Holding Limited	7,000	12,520
		4,042,924
THAILAND - 6.9%
Advanced Info Service For Rg	32,700	147,029
Airports of Thailand PCL	11,300	125,413
Bangkok Bank PCL (b)(e)	14,700	66,305
Bangkok Dusit Medical Services PLC	257,800	175,339
Bangkok Expressway and Metro PCL	772,400	151,666
Banpu Public Company Limited (b)	221,700	92,743
BEC World PCL	176,500	114,519
BTS Group Holdings PCL (b)	498,100	136,077
Bumrungrad Hospital PLC	32,200	167,231
Central Pattana PCL	51,100	86,887
Charoen Pokphand Foods PCL	206,300	168,786
CP ALL PCL	102,100	146,002
Delta Electronics PCL	82,500	160,234
Electricity Generating PCL (e)	25,100	133,929
Glow Energy PCL	87,300	213,033
Home Product Center PCL (b)	588,919	165,916
Indorama Ventures Public Company Limited	117,000	96,557
IRPC PCL	552,300	74,814
Kasikornbank PCL	10,400	51,053
Kasikornbank PCL (e)	4,500	21,770
Krung Thai Bank PCL	134,200	62,250
Minor International PCL	114,190	130,795
PTT Exploration & Production PCL	39,700	94,618
PTT Global Chemical PCL	68,800	116,005
PTT PCL	9,300	82,837
Robinson Department Store Public Company Ltd.	40,400	77,891
Siam Cement Pub Co-for Reg	10,350	140,199
Siam Commercial Bank PCL	23,000	90,979
Thai Oil PCL	39,600	67,615
Thai Union Group PCL	241,600	151,258
TMB Bank Public Company Limited	1,274,600	78,348
True Corp. PCL (a)(b)	514,289	105,375
		3,693,473
TURKEY - 4.2
Akbank T.A.S.	20,669	58,945
Anadolu Efes Biracilik VE	15,911	107,237
Arcelik A.S.	16,468	108,023
BIM Birlesik Magazalar A.S.	5,586	108,493
Coca-Cola Icecek A.S.	9,495	115,552
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	58,131	57,610
Eregli Demir ve Celik Fabrikalari T.A.S.	97,857	137,672
Ford Otomotiv Sanayi A.S.	9,660	102,429
Haci Omer Sabanci Holding A.S.	25,003	81,615
Koç Holding A.S.	17,783	80,847
Petkim Petrokimya Holding A.S.	117,588	156,466
TAV Havalimanlari Holding A.S.	16,737	71,510
Tofas Turk Otomobil Fabrikasi A.S.	13,398	109,752
Tupras - Turkiye Petrol Rafinerileri A.S.	7,476	165,149
Turk Hava Yollari A.O. (a)(b)	30,109	59,679
Turk Telekomunikasyon A.S.	69,594	145,899
Turkcell Iletisim Hizmetleri A.S.	16,832	61,651
Turkcell Iletisim Hizmetleri A.S. (a)(c)	7,788	71,260
Turkiye Garanti Bankasi A.S.	21,704	57,008
Turkiye Halk Bankasi A.S.	12,329	36,485
Turkiye Is Bankasi A.S.	52,585	83,091
Turkiye Sise ve Cam Fabrikalari A.S.	58,273	71,684
Turkiye Vakiflar Bankasi T-d	25,635	40,062
Ulker Biskuvi Sanayi A.S.	15,037	109,423
Yapi ve Kredi Bankasi A.S. (a)(b)	49,816	68,703
		2,266,245
United Arab Emerates - 4.4%
Abu Dhabi Commercial Bank	93,393	153,837
Aldar Properties P.J.S.C.	151,271	110,790
Arabtec Holding Company P.J.S.C. (a)	452,260	167,463
DP World Ltd.	23,109	383,378
Dubai Financial Market P.J.S.C.	181,250	62,178
Dubai Islamic Bank PSJ	123,379	171,654
Emaar Malls Group P.J.S.C.	258,122	198,182
Emaar Properties P.J.S.C.	57,150	96,471
Emirates Telecommunications Group Co. P.J.S.C.	126,237	651,309
First Gulf Bank P.J.S.C.	45,685	156,724
National Bank of Abu Dhabi P.J.S.C.	76,732	201,811
		2,353,797
TOTAL COMMON STOCK
(Cost $53,540,007)		49,478,812

Preferred Stock - 1.4%
BRAZIL - 0.3%
Banco Bradesco S.A.	4,092	32,191
Cia Energetica de Sao Paulo	4,400	16,358
Itausa-Investimentos Itau S.A.	7,719	18,304
Lojas Americanas S.A.	11,220	56,366
Suzano Papel e Celulose S.A.	8,700	30,796
		154,015
CHILE - 0.2%
Embotelladora Andina	38,713	137,181

COLOMBIA - 0.4%
Bancolombia S.A..	8,082	70,427
Grupo Aval Acciones y Valores S.A.	190,281	76,789
Grupo de Inversiones Suramericana S.A.	4,985	64,069
		211,285
RUSSIA - 0.2%
AK Transneft OAO	29	75,091
Surgutneftegas OAO	75,100	44,984
		120,075
SOUTH KOREA - 0.3%
Amorepacific Corp.	261	55,968
Hyundai Motor Company Ltd.	252	21,069
LG Chem Ltd.	149	24,707
Samsung Electronics Co., Ltd.	50	51,352
		153,096
TOTAL PREFERRED STOCK
(Cost $889,720)		775,652

Exchange Traded Funds - 1.8%
UNITED STATES - 1.3%
iShares MSCI Emerging Markets Index Fund	100	3,436
iShares MSCI India ETF	21,680	605,306
Vanguard FTSE Emerging Markets ETF	2,700	95,094
		703,836

INDIA - 0.5%
WisdomTree India Earnings Fund	12,900	260,451

TOTAL EXCHANGE TRADED FUNDS		964,287
(Cost $926,347)

Exchange Traded Notes - 3.9%
UNITED KINGDOM - 3.9%
iPath MSCI India Index ETN (a)	32,295	2,100,790
(Cost $1,838,007)

Rights - 0.0%
CHILE - 0.0%
Empresa Nacional de Telecomunicaciones S.A.	0	0
(Cost $0)

Warrants - 0.0%
THAILAND - 0.0%
Indorama Ventures Public Company Limited	1	0
(Cost $0)

Short Term Investments - 0.3%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	138,625	$138,625
.01%, 07/01/16, (Dated 06/30/16), Collateralized by 140,000 par
U.S. Treasury Note-1.5% due 11/30/2019,
Market Value $143,366, Repurchase Proceeds $138,625
(Cost $138,625)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $57,332,706)		53,458,166

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.2%
Money Market - 2.2%	Par Value	Value
Western Asset Institutional Cash Reserves - Inst.
(Cost $1,255,438)	$1,255,438	$1,255,438

TOTAL INVESTMENTS - 101.9%		54,713,604
(Cost $58,588,144)
OTHER ASSETS & LIABILITIES (Net) - (1.90%)		(1,087,036)
NET ASSETS - 100%		$53,626,568

(a) Non-income producing security.
(b) All or a portion of this security was out on loan.
(c) ADR - American Depository Receipts
(d) GDR - Global Depository Receipts
(e) NVDR - Non-Voting Depository Receipts
(f) At June 30, 2016, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $57,408,948 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of
value over tax cost		$3,816,879
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax
cost over value		(7,767,661)

Net unrealized appreciation / (depreciation)		$(3,950,782)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		18.7%
Telecommunication Services		11.9%
Industrials		11.0%
Consumer Staples		10.6%
Consumer Discretionary		9.7%
Materials		9.2%
Utilities		8.3%
Energy		7.3%
Health Care		4.5%
Information Technology		2.5%
Exchange Traded Notes		3.9%
Exchange Traded Funds		1.8%
Cash and Other Assets (Net)		0.6%
		100.0%

Pear Tree PanAgora Risk Parity FASB 157 Disclosure
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016:
		Quoted Prices	Significant Other	Significant	Market Value at
Risk Parity		In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2016
		Level 1	Level 2	Level 3	Total
Common Stock *		$40,497,293	$3,935,178	$0	$44,432,471
Common Stock Units		102,230			102,230
Depository Receipts		4,682,893			4,682,893
Mutual Funds		3,065,077			3,065,077
Preferred Stock		775,652	-	-	775,652
Real Estate Investment Trusts		261,218			261,218
Short Term Investments		1,255,438	138,625	-	1,394,063
Total		$50,639,801	$4,073,803	$0	$54,713,604

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Risk Parity
		Common Stock

Balances as of 03/31/2016		$33,255

Realized gain (loss)		$(3,077)

Change in unrealized appreciation
(depreciation)		$(7,129)

Purchases		$-

Sales		$(23,049)

Transfer into Level 3		$-

Transfer out of Level 3		$-

Balances as of 06/30/2016		$0

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Risk Parity Fund transferred $ 237,270 out of Level 1 into Level 2.
	*	The reason for the transfer was due to inactive pricing of the security.
	*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2
		investments in the following industries :

Risk Parity

Banks		$370,882
Biotechnology		142,286
Chemicals		212,562
Constructions Materials		140,199
Diversified Telecommunication		105,375
Electric Utilities		213,033
Electronic Equipment, Instruments & Components		160,234
Food & Staples Retailing		168,786
Food Products		152,534
Health Care Providers & Services		342,570
Hotel Restaurants & Leisure		130,795
Independent Power & Renewable Electricity Producers		133,929
Media		114,519
Multiline Retail		223,893
Oil,Gas & Consumable Fuels		412,627
Real Estate		184,853
Road & Rail		151,666
Specialty Retail		165,916
Transportation Infrastructure		261,490
Wireless Telecommunication Services		147,029
		$3,935,178

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2016

Common Stock - 99.1%
	Shares	Value
AUSTRALIA - 4.0%
BHP Billiton plc (b)	1,391,600	$35,318,808
WorleyParsons Limited	4,388,300	23,491,446
		58,810,254

BELGIUM - 2.3%
Solvay S.A.	368,933	33,957,773

CANADA - 2.3%
Methanex Corporation	1,177,607	34,036,559

FINLAND - 5.4%
Caverion Corporation	1,113,216	7,066,056
Kone OYJ, Class B	759,800	34,598,164
Konecranes OYJ	971,780	24,308,473
YIT OYJ	1,892,516	13,475,010
		79,447,703
FRANCE - 7.1%
Christian Dior S.E.	181,173	28,959,552
Imerys S.A.	486,383	30,888,909
Ipsos	478,080	13,489,357
Michelin (CGDE)	342,300	32,197,880
		105,535,698
GERMANY - 21.4%
BASF SE	384,500	29,134,222
Deutsche Telekom AG	2,451,119	41,344,482
Freenet AG	1,024,039	26,084,830
Hannover Rueck SE	365,800	37,881,106
Lanxess AG	647,100	28,059,032
Linde Group (The)	236,300	32,697,750
Muenchener Rueckvers AG	191,030	31,684,428
Symrise AG	603,150	40,714,734
Wincor Nixdorf AG	928,950	49,376,288
		316,976,872
HONG KONG- 0.2%
REXLot Holdings Limited (a)	155,556,155	3,067,299

INDIA - 2.1%
Infosys Limited - SP (b)	1,749,280	31,224,648

IRELAND - 2.5%
Greencore Group plc	8,945,980	36,427,267

ISRAEL - 2.1%
Teva Pharmaceuticals SP (b)	619,319	31,108,393

ITALY - 0.7%
Trevi Finanziaria SpA	7,527,383	10,270,517

JAPAN - 6.2%
Asahi Group Holdings Limited	1,105,400	35,554,336
KDDI Corporation	1,026,500	31,089,113
Showa Denko K.K.	2,626,100	24,553,019
		91,196,468
NORWAY - 5.2%
DnB Bank ASA	2,498,292	29,528,390
SpareBank 1 SR-Bank ASA	3,490,173	17,106,961
Yara International ASA	949,200	29,789,363
		76,424,714
RUSSIA - 1.0%
Sberbank of Russia (b)	1,625,600	14,158,976

SOUTH AFRICA - 2.1%
Sasol Limited	1,173,535	31,536,125

SOUTH KOREA - 4.7%
Kia Motors Corporation (a)	886,500	33,248,079
Samsung Electronics Company Limited	29,145	36,056,453
		69,304,532
SWEDEN - 7.4%
Duni AB	1,779,500	22,548,044
Investor AB, Class B	904,856	29,820,735
Loomis AB, Class B	1,159,248	27,976,783
Svenska Handelsbanken AB, Class A	2,390,800	28,554,736
		108,900,298
SWITZERLAND - 2.5%
Novartis AG	450,250	36,852,221

THAILAND - 5.1%
Siam Commercial Bank PCL	9,746,400	38,552,920
Thai Oil PCL	21,527,800	36,757,769
		75,310,689

UNITED KINGDOM - 14.8%
Barratt Developments plc	5,797,563	31,123,094
BBA Aviation plc	8,396,694	24,550,534
Bellway plc	1,222,978	30,737,490
International Game Technology plc	1,867,365	34,994,420
Persimmon plc	1,645,709	31,533,714
Standard Chartered plc	4,653,574	34,792,132
Taylor Wimpey plc	17,995,609	31,526,803
		219,258,187

TOTAL COMMON STOCK		1,463,805,193
(Cost $ 1,472,001,944 )

TOTAL INVESTMENTS - 99.1%		1,463,805,193
(Cost $ 1,472,001,944)
OTHER ASSETS & LIABILITIES (NET) - 0.9%		13,286,527
NET ASSETS - 100%		$1,477,091,720

(a) Non-income producing security
(b) ADR - American Depository Receipts
(c)	At June 30, 2016, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 1,475,020,026 was as follows :

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost		$220,014,820
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value		(231,229,652)

Net unrealized appreciation/(depreciation)		$(11,214,832)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials		21.6%
Consumer Discretionary		19.9%
Financials		17.7%
Industrials		9.6%
Information Technology		7.9%
Telecommunication Services		6.7%
Energy		6.2%
Consumer Staples		4.9%
Health Care		4.6%
Cash and Other Assets (Net)		0.9%
		100.0%

Pear Tree Polaris Foreign Value Fund FASB 157 Disclosure
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016:
		Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value		In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2016
		Level 1	Level 2	Level 3	Total
Common Stock *		$1,276,683,679	$75,310,689	$-	$1,351,994,368
Depository Receipts		111,810,825	-	-	111,810,825
Short Term Investments		-	-	-	-
Total		$1,388,494,504	$75,310,689	$-	$1,463,805,193

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Foreign Value
		Common Stock

Balances as of 03/31/2016		$200,542

Realized gain (loss)		$-

Change in unrealized appreciation
(depreciation)		$2,866,757

Purchases		$-

Sales		$-

Transfer into Level 3		$-

Transfer out of Level 3		$(3,067,299)

Balances as of 06/30/2016		$0

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Foreign Value Fund transferred $3,067,299 out of Level 3 into Level 1.
	*	The reason for transfers from Level 3 to Level 1 was due to trading activity.
	*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2
		investments in the following industries :

Foreign Value
Banks		$38,552,920
Oil & Gas		36,757,769

		$75,310,689

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2016

Common Stock - 96.5%
	Shares	Value
AUSTRALIA - 6.6%
Asaleo Care Limited	3,362,500	$5,250,039
Programmed Maintenance Services Limited	4,919,100	6,418,650
Spotless Group Holdings Limited	11,428,600	9,516,823
WorleyParsons Limited	2,458,700	13,161,912
		34,347,424
AUSTRIA - 0.6%
Semperit AG Holding	100,500	3,304,961

BELGIUM - 1.8%
Kinepolis Group	212,500	9,408,955

BRAZIL - 2.5%
Equatorial Energia S.A.	869,537	13,216,376

CHINA - 3.1%
China Hongxing Sports Limited * (a)	10,258,400	76,050
Shanghai Mechanical & Electrical Industry Co.Limited - B	3,010,889	6,130,170
Shui On Land Limited	5,125,000	1,307,786
Xinhua Winshare Publishing and Media Co., Limited	7,568,500	8,125,167
		15,639,173
DENMARK - 2.0%
DFDS A/S	239,500	10,417,216

EGYPT - 0.6%
Egypt Kuwait Holding Company S.A.E.	7,523,000	3,084,430

FINLAND - 1.3%
PKC Group OYJ	362,221	6,769,559

FRANCE - 1.8%
Bonduelle S.C.A.	92,000	2,201,795
Ipsos	245,767	6,934,485
		9,136,280
GERMANY- 4.0%
Freenet AG	296,500	7,552,595
QSC AG	1,697,139	2,117,023
Sixt SE	218,377	11,083,028
		20,752,646
HONG KONG - 5.9%
AMVIG Holdings Limited	9,038,000	3,552,627
Emperor Watch & Jewellery Limited	103,340,000	2,264,096
REXLot Holdings Limited	151,273,023	2,982,843
Samson Holding Limited	35,101,800	3,754,784
Texwinca Holdings Limited	10,558,200	7,837,721
VST Holdings Limited (a)	12,621,360	3,578,543
VTech Holdings Limited	674,600	7,098,719
		31,069,333
INDIA - 6.2%
KRBL Limited	2,334,500	10,033,905
LIC Housing Finance Limited	1,406,200	10,319,148
NIIT Technologies Limited	642,375	4,888,598
South Indian Bank Limited	24,601,647	7,107,669
		32,349,320
IRELAND - 5.5%
Glanbia plc	424,100	7,926,018
Greencore Group plc	1,914,816	7,796,967
IFG Group plc	1,151,285	2,707,025
UDG Healthcare plc	1,310,785	10,275,589
		28,705,599
ITALY - 2.5%
De'Longhi SpA	398,910	9,414,829
Trevi Finanziaria SpA	2,592,485	3,537,240
		12,952,069
JAPAN - 12.7%
BML Inc.	69,500	3,171,231
Chugoku Marine Paints Limited	1,264,000	7,698,244
Daicel Corporation	742,700	7,608,728
DaiichiKosho Co., Limited	255,200	10,663,852
IBJ Leasing Company, Limited	519,300	8,897,089
Nihon House Holdings Co., Limited	2,001,700	6,134,509
Prima Meat Packers Limited	3,197,000	9,611,062
Unipres Corporation	440,600	7,017,193
VT Holdings Co., Limited	1,159,000	5,254,599
		66,056,507
NETHERLANDS - 1.9%
Arcadis NV	657,300	9,849,933

NORWAY - 5.0%
ABG Sundal Collier Holding ASA	3,681,800	2,365,281
Borregaard ASA.	1,100,000	8,179,022
SpareBank Nord-Norge	865,996	4,069,506
SpareBank 1SMN	1,119,065	6,217,287
SpareBank 1 SR-Bank ASA	1,064,226	5,216,267
		26,047,363
PHILIPPINES - 1.4%
Manila Water Company, Inc.	12,584,370	7,248,768

PORTUGAL - 1.1%
Redes Energéticas Nacionais, SGPS, S.A.	2,095,500	5,859,393

SINGAPORE - 2.2%
Breadtalk Group Limited	3,475,100	2,885,397
M1 Limited	4,346,600	8,796,959
		11,682,356
SOUTH AFRICA - 1.2%
Clicks Group Limited	755,930	6,275,697

SWEDEN - 2.6%
Duni AB	167,301	2,119,871
Loomis AB, Class B	377,600	9,112,833
Nolato AB, Class B	93,100	2,419,416
		13,652,120
TAIWAN - 5.6%
Chong Hong Construction Co., Limited	4,136,055	8,141,588
Holtek Semiconductor, Inc.	5,106,800	8,485,213
Huaku Development Co., Limited	2,410,100	4,109,101
WT Microelectronics Co., Limited	6,587,848	8,291,225
		29,027,127
THAILAND - 4.7%
Hana Microelectronics PCL	8,004,680	6,719,922
Ratchaburi Electricity Generating Holding PCL	4,785,800	6,945,811
Thai Union Group PCL	17,008,296	10,648,336
		24,314,069
UNITED KINGDOM - 13.7%
Alternative Networks plc	1,402,082	5,235,716
BBA Aviation plc	4,076,693	11,919,571
Character Group plc	376,500	2,368,166
Clarkson plc	116,300	3,398,878
Crest Nicholson Holdings plc	1,934,600	9,119,998
Galliford Try plc	806,128	9,740,706
Halfords Group plc	1,178,455	5,017,040
Lancashire Holdings Limited	1,289,511	10,023,438
The Restaurant Group plc	835,700	3,182,679
Vitec Group plc	310,196	2,148,283
Wetherspoon (J.D.) plc	979,000	9,152,525
		71,307,000

TOTAL COMMON STOCK		502,473,674
(Cost $ 530,867,923)

Preferred Stock - 1.5%
GERMANY
Dräegerwerk AG	133,100	8,044,369
(Cost $ 14,225,000 )

Short Term Investments - 0.5%	Par Value	Value
Money Market - 0.5%
State Street Bank Institutional Liquid Reserves	$2,721,722	2,721,722
(Cost $ 2,721,722)
TOTAL INVESTMENTS - 98.5%		513,239,765
(Cost $ 547,814,645)
OTHER ASSETS & LIABILITIES (NET) - 1.5%		7,365,671
NET ASSETS - 100%		$520,605,436

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.01% of net assets as of June 30, 2016.
(a) Non-income producing security
(b)	At June 30, 2016, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 547,867,168 was as follows :

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost		$62,094,367
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value		(96,721,769)

Net unrealized appreciation/(depreciation)		$(34,627,402)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		22.9%
Industrials		19.4%
Financials		14.1%
Consumer Staples		10.8%
Information Technology		8.0%
Utilities		6.4%
Materials		5.2%
Telecommunication Services		4.6%
Health Care		4.1%
Energy		2.5%
Cash and Other Assets (Net)		2.0%
		100.0%

Pear Tree Polaris Foreign Value Small Cap Fund FASB 157 Disclosure
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the "Valuation Procedures") established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds' Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.
●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund's own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2016:
		Quoted Prices	Significant Other	Significant	Market Value at
Foreign Value Small Cap		In Active Markets	Observable Inputs	Unobservable Inputs	June 30, 2016
		Level 1	Level 2	Level 3	Total
Common Stock *		$474,999,125	$27,398,499	$76,050	$502,473,674
Preferred Stock		8,044,369	-	-	8,044,369
Short Term Investments		2,721,722	-	-	2,721,722
Total		$485,765,216	$27,398,499	$76,050	$513,239,765

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Foreign Value Small Cap
		Common Stock

Balances as of 03/31/2016		$271,209

Realized gain (loss)		$-

Change in unrealized appreciation
(depreciation)		$2,787,684

Purchases		$-

Sales		$-

Transfer into Level 3		$-

Transfer out of Level 3		$(2,982,843)

Balances as of 06/30/2016		$76,050

	*	Refer to Schedule of Investments for breakout by industry or country.
	*	Transfers between Levels are recognized at the end of the reporting period.
	*	Foreign Value Small Cap Fund transferred $ 2,982,843 out of Level 3 into Level 1, and $ 3,084,430 out of Level 1 into Level 2.
	*	The reason for transfers from Level 1 to Level 2 was due to inactive pricing of the securities.
	*	The reason for transfers from Level 3 to Level 1 was due to trading activity.
	*	Common stock labeled as Level 2 balance consists of the market value of the associated Level 2
		investments in the following industries :

Foreign Value Small Cap

Consumer Staples		$10,648,336
Diversified Financials		3,084,430
Electronic Equipment & Instruments		6,719,922
Utilities		6,945,811

		$27,398,499

	*	Common stock labeled as Level 3 balance consists of the market value of the associated Level 3
		investments in the following industries :

Foreign Value Small Cap

Leisure Equipment & Products		$76,050

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2016 :
						Impact to
		Fair Value	Valuation	Unobservable		Valuation from a
Common Stock		June 30, 2016	Methodologies	Input (1)	Range	Decrease in Input (2)

Foreign Value Small Cap		$76,050	Market	Comparability	100%	Decrease
			Comparable	Adjustment

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry
	and market developments, and company specific developments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from a
	decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant's disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant's Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant's management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: August 26, 2016

By:          /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: August 26, 2016